Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
LNG revenues—affiliate		$ 1,887	$ 483	$ 726
Cost of sales—affiliate		50	30	3
Cost of sales—related party		146	114	86
Operating and maintenance expense—affiliate		106	90	59
Operating and maintenance expense—related party		9	6	0
General and administrative expense—affiliate		28	20	11
Cheniere Marketing Agreements [Member]
Related Party Transaction [Line Items]
LNG revenues—affiliate		1,837	468	719
Cost of sales—affiliate		31	0	0
Contracts for Sale and Purchase of Natural Gas And LNG [Member]
Related Party Transaction [Line Items]
LNG revenues—affiliate		50	15	7
Cost of sales—affiliate		19	30	3
Natural Gas Supply Agreement [Member]
Related Party Transaction [Line Items]
Cost of sales—related party	[1]	146	114	86
Service Agreements [Member]
Related Party Transaction [Line Items]
Operating and maintenance expense—affiliate		105	89	58
General and administrative expense—affiliate		28	20	11
Land Agreements [Member]
Related Party Transaction [Line Items]
Operating and maintenance expense—affiliate		1	1	1
Natural Gas Transportation Agreement [Member]
Related Party Transaction [Line Items]
Operating and maintenance expense—related party		$ 9	$ 6	$ 0

[1]	Includes amounts recorded related to natural gas supply contracts that we had with a related party. This agreement ceased to be considered a related party agreement as of December 31, 2021, as discussed below.